Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, Net [Abstract]
Account receivable	¥ 29,323		¥ 79,300
Less: Allowance for credit losses	(7,803)		(32,647)
Total	¥ 21,520	$ 2,948	¥ 46,653